Condensed consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Statement of cash flows [abstract]
Interest received	[1]	€ 13,447	€ 22,772
Interest paid	[1]	(7,005)	(16,375)
Interest income (expense)	[1]	6,442	6,397
Dividend received	[1],[2]	67	102
Dividend paid	[1],[3]	€ (1,673)	€ (1,632)

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements as further disclosed in note 12 'Net interest income'. Prior period amounts conform to presentation as per Annual Accounts 2017.
[2]	Includes dividends received as recognized within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, and from Investments in associates and joint ventures. Dividend paid and received from trading positions have been included 2017 number has been restated to align to current year presentation.
[3]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.